Grant Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Grant Revenue
11.	Grant Revenue
Government grants
Department of Defense, US Army Medica Research Acquisition Activity — this grant is for work on a
COVID-19
therapeutic with a potential of $4.0 million, awarded in stages starting in January 2021 and with potential stages running through September 2026. For the three months ended March 31, 2023 and 2022, grant revenue of $13,854 and $52,950 was recognized from this grant. Approximately $2.9 million in funding remains available for this grant at March 31, 2023

12.	Grant Revenue
Government grants
Department of Defense, US Army Medica Research Acquisition Activity — this grant is for work on a
COVID-19
therapeutic with a potential of $4.0 million, awarded in stages starting in January 2021 and with potential stages running through September 2026. For the years ended December 31, 2022 and 2021, grant revenue of approximately $0.6 million and $0.5 million, respectively, was recognized from this grant. Approximately $2.9 million in funding remains available for this grant at December 31, 2022.